EQUITY (Details Narrative) - USD ($)							12 Months Ended
	Jan. 08, 2026	Jun. 05, 2025	May 10, 2025	Mar. 05, 2025	Feb. 27, 2025	May 20, 2024	Jun. 30, 2026	Jun. 30, 2025	Feb. 25, 2025	May 31, 2023	May 09, 2023
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized											50,000
Common stock, par value		$ 0.001				$ 0.001					$ 1
Common stock, shares issued		50,000,000				10,000,000				50,000
Share price										$ 1
Ordinary shares cancelled						40,000,000
Common stock, shares outstanding						10,000,000
Granted shares								1,800,000
Number of shares re designated and re classified		50,000
Stock Issued During Period, Value, New Issues		$ 100,000						$ 4,004,797
Offering shares	6,000,000
Purchase price	$ 0.38
Exercise price	$ 0.46
Exercise price percentage	120.00%
Net proceeds							$ 2,287,200
Net assets							$ 5,174,135	$ 5,035,159
Common Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized								75,000,000
Common stock, par value	$ 0.001	$ 0.001						$ 0.001
Common stock, shares issued							10,010,349	4,010,349
Common stock, shares outstanding							10,010,349	4,010,349
Number of shares issued		75,000,000
Common Class A [Member] | Lanying Capital Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares repurchased		7,700,000
Common Class A [Member] | MT Yang Holding Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares repurchased		1,500,000
Common Class B [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized								25,000,000
Common stock, par value		$ 0.001						$ 0.001
Common stock, shares issued							9,200,000	9,200,000
Common stock, shares outstanding							9,200,000	9,200,000
Number of shares issued		25,000,000
Share Incentive Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Granted shares			1,800,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued				1,410,349	1,410,349
Share price				$ 4.00	$ 4.00				$ 4.80
Number of shares issued				160,349	160,349
Net proceeds				$ 4,200,000	$ 4,200,000
Class of Warrant or Right, Outstanding									70,517
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock shares authorized						50,000
Common stock, par value						$ 1
Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, par value						$ 0.001
Common stock, shares issued						50,000,000